COMMITMENTS AND CONTINGENCIES - Capital Expenses Commitments (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of commitments and contingencies [abstract]
Capital commitments for tangible assets	$ 98,110	$ 65,210
Capital commitments for intangible assets	$ 129,465	$ 92,816